Satterlee Stephens Burke & Burke llp
230 PARK AVENUE
NEW YORK, NY 10169-0079
(212) 818 9200

47 MAPLE STREET	FAX (212) 818-9606/7
SUMMIT, NJ 07901	www.ssbb.com
(908) 277-2221
FAX (908) 277-2038

September 5, 2006
United States Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549
Mail Stop 6010
ATTN: Peggy Fisher, Assistant Director

RE:	Home Diagnostics, Inc. Registration Statement on Form S-1 — File Number 333-133713
Dear Ms. Fisher:
     On behalf of Home Diagnostics, Inc. (the “Registrant” or “HDI”), and pursuant to Rule 101(a)(2)(i) of Regulation S-T promulgated under the Securities Act of 1933, as amended (the “Securities Act”), transmitted herewith via EDGAR for filing with the Securities and Exchange Commission (the “SEC”) is a copy of Amendment No. 4 (“Amendment No. 4”) to the above referenced Registration Statement on Form S-1 (the “Form S-1”).
     This following discussion responds to comments relating to Amendment No. 3 to the Form S-1, filed on August 21, made by the staff (the “Staff”) of the SEC in its letter dated August 29, 2006 (the “Comment Letter”). The following responses are numbered to correspond to the numbering system employed in the Comment Letter. To facilitate reference, the Staff’s comments have been inserted first in italics under the topic headings. Please be advised that the use of the terms the “Company,” “we,” “us” and “our” refers to HDI.
     Liquidity and Capital Resources, page 36
1.	Please discuss the decline in long-term debt from March 31, 2006 to June 30, 2006.
Company Response:
The amount of long-term debt at March 31 no longer appears in the Form S-1, since we have updated the interim financial statements to June 30, so we have not directly compared March 31 to June 30. However, we have revised the disclosure on page 36 of the Form S-1 to discuss how amounts outstanding under our revolving credit facility fluctuated over the six months ended June 30, 2006, and have added disclosure to footnote 3 to the “Contractual obligations” table on page 37 to discuss the changes in debt obligations from December 31, 2005, to June 30, 2006.

SATTERLEE STEPHENS BURKE & BURKE LLP
          United States Securities and Exchange Commission
          September 5, 2006

     Condensed Consolidated Statement of Changes in Stockholders’ Equity, page F-35
2.	We see that you recapitalized your Class A and B common shares on May 9, 2006. Please tell us why you did not retroactively adjust your capital accounts for all periods presented. Refer to SAB Topic 4C and AU Section 711 for guidance.
Company Response:
We have retroactively adjusted our capital accounts for all periods presented to reflect the recapitalization of our Class A and B common shares on May 9, 2006, and have revised the disclosure to reflect that adjustment.
     We have filed via EDGAR Amendment No. 4 contemporaneously with the filing of this letter. Amendment No. 4 incorporates responses to the Staff’s comments and other minor changes. Also we will send, via overnight courier, courtesy copies of this letter, as well as copies of Amendment No. 4 marked to show changes made therein in response to the Staff’s comments.
     If you have any questions or require any further information, please do not hesitate to contact the undersigned or Marybeth Riordan of this office, collect at (212) 818-9200.
Very truly yours,
Edwin T. Markham

cc:	J. Richard Damron, Jr. (w/enc.) Gerald S. Tanenbaum (w/enc.)